Legal proceedings update (Details) - USD ($) $ in Millions	Mar. 31, 2023	Dec. 31, 2022
Johnson and Johnson Surgical Vision, Inc. Patent And Copyright Infringement Action
Disclosure of other provisions [line items]
Accrued legal provision	$ 199	$ 199